Acquisition of FOH Online Corp Inc. (Tables)	12 Months Ended
Jan. 31, 2019
AcquisitionLineItems [Line Items]
Disclosure of Detailed Information About Purchase Consideration
Details of the purchase consideration, the net assets acquired and goodwill are as follows:

Naked NZ$000’s
Purchase consideration:
Shares issued	14,196

Disclosure of Detailed Information About Assets and Liabilities Recognised

The assets and liabilities recognised as a result of the acquisition are as follows:

Fair value NZ$000’s
Cash	592
Trade and other receivables	4,186
Inventories	1,810
Intangible assets
- Brand	2,726
Trade and other payables	(916)
Net identifiable assets acquired	8,398
Add: goodwill	5,798
Net assets acquired	14,196

FOH Online Corp Inc. [Member]
AcquisitionLineItems [Line Items]
Disclosure of Detailed Information About Purchase Consideration

Details of the purchase consideration, the net assets acquired and goodwill are as follows:

FOH NZ$000’s
Purchase consideration:
Shares issued	6,872
Debt Forgiveness	13,073
Total purchase consideration	19,946

Disclosure of Detailed Information About Assets and Liabilities Recognised

The assets and liabilities recognised as a result of the acquisition are as follows:

Fair value NZ$000’s
Cash	278
Net balance with sub licencee	(3,119)
Loan payable to EJ Watson	(2,172)
Patents and Licences	24,959
Total of assets acquired	19,946